Vessels (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Net Book Value
Net Book Value at the beginning	$ 45,728,000
Net Book Value at the end	$ 48,482,000		$ 45,728,000
OceanPal Inc. Predecessors
Vessel cost
Vessel cost at the beginning		$ 47,405,161	47,405,161
Additions for improvements		29,477
Vessel cost at the end		47,434,638
Accumulated Depreciation
Accumulated depreciation at the beginning		(15,155,862)	(15,155,862)
Depreciation for the period		(1,071,390)
Accumulated depreciation at the end		(16,227,252)
Net Book Value
Net Book Value at the beginning		32,249,299	$ 32,249,299
Additions for improvements		29,477
Depreciation for the period		(1,071,390)
Net Book Value at the end		$ 31,207,386